Strategic Investments and Fair Value of Financial Instruments (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Schedule of Equity Method Investments [Line Items]
Dividends received	$ 7,274,000		$ 3,841,000	$ 1,634,000
Investments in unconsolidated affiliates	120,319,000		101,386,000
Strategic Investments and Fair Value of Financial Instruments (Textual) [Abstract]
Available for sale securities	5,400,000		4,900,000
Albemarle & Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Number of common shares owned	16,644,640
Percentage of common shares owned	30.00%
Total cost of common shares owned	27,600,000
Dividends received	3,200,000		2,300,000	1,600,000
Equity Method Investment Income Loss Included in the retained earnings	23,500,000
Investments in unconsolidated affiliates	48,361,000		43,127,000
Equity in net assets		34,400,000
Equity Method Investment Difference Between Carrying Amount and Underlying Equity		10,000,000
Percentage increase in net income		6.00%
Percentage Increase in total assets		19.00%
Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Number of common shares owned	124,418,000
Percentage of common shares owned	33.00%
Total cost of common shares owned	57,800,000
Number of owned and franchise stores	600
Dividends received	4,100,000		1,500,000
Equity Method Investment Income Loss Included in the retained earnings	7,300,000
Investments in unconsolidated affiliates	71,958,000		58,259,000
Equity in net assets		60,800,000
Equity Method Investment Difference Between Carrying Amount and Underlying Equity		$ 15,000,000
Percentage increase in net income		27.00%
Percentage Increase in total assets		18.00%
Cash converters number of days of earnings included			237 days